Document and Entity Information	Total
Document And Entity Information
Document Type	485BPOS
Document Period End Date	Jun. 30, 2018
Registrant Name	Investment Managers Series Trust
Central Index Key	0001318342
Amendment Flag	false
Document Creation Date	Oct. 26, 2018
Document Effective Date	Nov. 01, 2018
Prospectus Date	Nov. 01, 2018